Real Estate and Accumulated Depreciation Activity of Real Estate and Accumulated Depreciation (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Balance at the beginning of the year	$ 14,431,521	$ 12,922,967	$ 12,300,746
Real Estate, Additions to / improvements of real estate	4,410,622	1,602,583	668,084
Real Estate, Assets sold / written off	(318,866)	(94,029)	(45,863)
Real Estate, Balance at the end of the year	18,523,277	14,431,521	12,922,967
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Accumulated depreciation, Balance at the beginning of the year	2,862,302	2,577,118	2,267,682
Accumulated Depreciation, Depreciation expense	411,860	359,442	354,413
Accumulated Depreciation Assets sold / written off	(193,122)	(74,258)	(44,977)
Accumulated depreciation, Balance at the end of the year	$ 3,081,040	$ 2,862,302	$ 2,577,118